Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 2,929,659	$ 1,946,520	$ 7,711,597	$ 5,522,499	$ 6,595,867	$ 5,524,410
Operating expenses
Direct costs of revenue	1,067,091	958,214	3,444,088	2,922,529	2,862,941	2,217,974
Professional fees	191,555	313,863	727,885	475,910	407,401	106,639
Salary expenses	1,107,602	376,123	2,929,273	1,123,565	2,396,915	1,478,414
Stock-based compensation	136,500	3,063,185	222,809	3,063,185	657,947
Marketing expense	113,589	102,281	259,276	183,169	240,080	108,229
Rent expense	125,547	(21,540)	349,220	185,902	648,080	98,209
Impairment expense						378,433
Depreciation and amortization expense	80,389	(9,630)	108,183	3,516
Other general and administrative expenses	685,441	414,456	1,273,349	903,202	1,804,505	1,723,531
Total operating expenses	3,507,714	5,196,952	9,314,083	8,860,978	9,017,869	6,111,429
Loss from operations	(578,055)	(3,250,432)	(1,602,486)	(3,338,480)	(2,422,002)	(587,019)
Other income (expenses)
Gain on settlement of debt				41,254
Loss on settlement of debt					(11,754)
Gain on forgiveness of PPP loans	20,800		20,800		614,972	507,207
Impairment expense				(978,795)
Amortization of debt discount	(310,886)		(432,072)
Interest expense	(194,796)	(1,779)	(265,268)	(5,770)	(22,833)	(45,486)
Total other income (expenses)	(484,882)	(1,779)	(676,540)	(943,311)	580,385	461,721
Net loss before non-controlling interest					(1,841,617)	(125,298)
Net loss attributable to non-controlling interests						(20,011)
Net loss	$ (1,062,937)	$ (3,252,211)	$ (2,279,026)	$ (4,281,791)	$ (1,841,617)	$ (105,287)
Earnings per share - basic and fully diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.00)
Weighted average number of shares of common stock - basic and fully diluted	417,015,842	281,000,854	386,465,519	132,448,232	189,059,461	45,323,448